DERIVATIVE FINANCIAL INSTRUMENTS - Notional Amounts (Details) - 6 months ended Jun. 30, 2023 € in Millions, £ in Millions, kr in Millions, $ in Millions	USD ($) t	EUR (€)	GBP (£)	SEK (kr)
Foreign currency forward contracts:
Derivative [Line Items]
Notional amount	$ 35.4	€ 229.4	£ 10.2
Interest rate swap contracts:
Derivative [Line Items]
Notional amount	$ 700.0			kr 22.0
Bunker fuel hedges
Derivative [Line Items]
Nonmonetary notional amount (in metric tons)	12,800